Warrants (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Warrants (Tables) [Line Items]
Schedule of warrants outstanding
	Warrants	Weighted average exercise price	Weighted average remaining contractual term (years)
Outstanding at July 31, 2022	108,841,179	$0.01	8.21
Granted	13,534,535	0.12	4.86
Exercised	(170,298)	$0.13	-
Forfeited and cancelled	(749,702)	$0.32	-
Outstanding on January 31, 2023	121,455,714	$0.02	7.44
Exercisable on January 31, 2023	94,530,240	$0.03	7.36

DIGERATI TECHNOLOGIES, INC [Member]
Warrants (Tables) [Line Items]
Schedule of warrants outstanding
	Warrants	Weighted- average exercise price	Weighted- average remaining contractual term (years)

Outstanding at July 31, 2020	2,540,000	$0.33	1.61
Granted	107,701,179	$0.01	9.50
Exercised	(330,000)	$0.10	-
Expired	(405,000)	$0.50	-
Outstanding at July 31, 2021	109,506,179	$0.01	9.17
Exercised	-	-	-
Expired	(665,000)	$0.18	-
Outstanding at July 31, 2022	108,841,179	$0.01	8.21
Exercisable at July 31, 2022	81,615,885	$0.01	8.22